Organization - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 27, 2017 USD ($) shares	Mar. 31, 2018 USD ($) Series shares	Sep. 30, 2017 USD ($) Series shares
Number of established separate series | Series		6	5
Shares issued | shares	10	40,000	220,000
Aggregate purchase price | $	$ 1,000	$ 0	$ 1,000
SPDR Long Dollar Gold Trust [Member]
Shares issued | shares	10	40,000	220,000
Aggregate purchase price | $	$ 1,000	$ 0	$ 1,000